October 1, 2010
H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 7010
Washington D.C. 20549

Re:	Hess Corporation Registration Statement on Form S-4 Filed August 23, 2010 File No. 333-169009

Dear Mr. Schwall:
     Enclosed are the responses of Hess Corporation (“Hess” or the “Company”) to the written comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), dated September 22, 2010, with respect to the Company’s Registration Statement on Form S-4 filed with the Commission on August 23, 2010 (the “Registration Statement”). In connection with this letter, Hess is filing today Amendment No. 1 to the Registration Statement (“Amendment No. 1”) reflecting the changes described herein. For your convenience, we have enclosed marked copies of Amendment No. 1 to show changes made to the Registration Statement.
     For ease of reference, each comment contained in the Staff’s letter is reprinted below and is followed by our response.
Notice of Special Meeting of Stockholders
1.	Expand the disclosure regarding the voting and lockup agreements to briefly address the fact that those individuals have financial interests that differ from those of other shareholders.
     The Registration Statement has been revised in response to the Staff’s comment. Please see the Notice of Special Meeting of Stockholders in Amendment No. 1.

U.S. Securities and Exchange Commission
Litigation Related to the Merger, page 9
2.	Please supplementally provide us with copies of material public documents related to the lawsuits referenced in this section.
     Copies of material public documents filed with the courts in connection with the various shareholder lawsuits (including the complaints, motion to dismiss papers and an order dismissing the claims against American, Hess Investment Corporation and Hess on grounds of forum non conveniens) are being furnished supplementally today to the Staff by White & Case LLP, under separate cover.
Background of the Merger, page 28
3.	Address in more detail why AOG felt that it was more appropriate to seek a strategic partner rather than secure third party financing, such as from a bank. Discuss what steps you took to obtain such financing.
     The Registration Statement has been revised in response to the Staff’s comment. Please see page 28 of Amendment No. 1. AOG and Hess note that during the time period in question, the U.S. financial markets, and in particular, small capitalization companies, were adversely affected by poor general economic conditions and financing was not available on favorable terms, if at all. As such, AOG’s management did not view third party financing as a viable alternative.
4.	There is no discussion of the special dividend in this section until page 33 although it appears that this emerged earlier in the discussions. Expand your disclosure to clarify when and why this feature arose. Expand your discussion to also address the role that it played in the final merger terms and the consideration given by both the Board and Tudor Pickering to this aspect.
     The Registration Statement has been revised in response to the Staff’s comment. Please see pages 32 and 35 of Amendment No. 1. Hess notes that the special dividend feature was first introduced in the proposal Hess presented to AOG on July 6, as disclosed on page 32 of the Registration Statement. More detailed discussions between the parties regarding the special dividend took place only after drafts of the agreement and plan of merger were circulated between July 16 and July 21, as disclosed on page 33 of the Registration Statement.
5.	With a view towards disclosure, tell us the identity of the investment banker engaged during the discussions with Company A.
     The Registration Statement has been revised in response to the Staff’s comment. Please see page 29 of Amendment No. 1.
6.	Explain how it came to pass that Mr. Pharr came to contact Mr. O’Brien on October 6, 2009. Was this based on prior interactions between the companies, the use of a third party intermediary, etc.?

U.S. Securities and Exchange Commission
     The Registration Statement has been revised in response to the Staff’s comment. Please see page 29 of Amendment No. 1. Hess notes that Mr. Pharr came to contact with Mr. O’Brien based on prior interactions between Mr. Stone, Manager, Drilling Operations U.S. Onshore with Hess and Mr. O’Brien, who knew each other from previous oil and gas projects.
7.	Likewise, address how the contacts with eleven other companies were initiated during the fourth quarter of 2009.
     The Registration Statement has been revised in response to the Staff’s comment. Please see page 30 of Amendment No. 1.
8.	In the first full paragraph on page 32, clarify whether the two companies cited were part of the eleven companies addressed earlier in this section. If not, explain how AOG came into contact and discussions with those two companies.
     The Registration Statement has been revised in response to the Staff’s comment. Please see page 32 of Amendment No. 1.
9.	In that same paragraph, indicate the per share value represented by Hess’ offer of 8,600,000 shares.
     The Registration Statement has been revised in response to the Staff’s comment. Please see page 32 of Amendment No. 1.
10.	Summarize the contents of the draft disclosure letter delivered on July 24, 2009.
     The Registration Statement has been revised in response to the Staff’s comment. Please see page 34 of Amendment No. 1.
11.	In the carryover paragraph at the bottom of page 34, identify American’s outside counsel. Summarize the content of its discussion with the American Board regarding the “legal standards applicable to its decision to approve the agreement.”
     The Registration Statement has been revised in response to the Staff’s comment. Please see page 35 of Amendment No. 1.
Summary of Tudor Pickering’s Analysis, page 43
12.	In several of the analyses, the presentation references a total consideration of $519.57. Clarify in each section how this pertains to the .1373 shares of Hess being received by the American shareholders.
     Hess has been advised by Tudor Pickering that the above-referenced figure represents the ratio of the total consideration to AOG’s proved reserves and is not a reflection of the total consideration to be received by AOG shareholders in the merger. In response to the Staff’s

U.S. Securities and Exchange Commission
comment, the following sentence has been included in the Registration Statement. Please see page 45 of Amendment No. 1.
“For purposes of the following table, total consideration was calculated based on the closing price of Hess common stock of $52.78 on July 26, 2010, multiplied by the exchange ratio of 0.1373, multiplied by the 62.6 million shares (based on the treasury stock method) of American common stock outstanding as of July 26, 2010, or $454 million.”
Undertakings, page II-2
13.	Please include all undertakings required by Item 512 of Regulation S-K.
     The Registration Statement has been revised in response to the Staff’s comment. Please see pages II-2 and II-3 of Amendment No. 1.
*     *     *
     Hess believes the foregoing is responsive to the Staff’s comments and hopes that we have resolved these comments to the Staff’s satisfaction. Your prompt attention to this response will be appreciated.
     Hess hereby acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the filing, (ii) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing and (iii) Hess may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     If you have any questions regarding Amendment No. 1 or the foregoing responses or if any additional information is needed, please call Kevin Keogh or Barry Schachter at White & Case LLP at (212) 819- 8227 or (212) 819-8360, respectively.

Sincerely,

/s/ Timothy B. Goodell
Timothy B. Goodell Senior Vice President and General Counsel

cc:	Kevin Dougherty, Division of Corporation Finance

Kevin Keogh, Greg Pryor, Barry Schachter, White & Case LLP

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